INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 1,092,579	$ 842,557
Effect of inflation adjustment	4,966
Translation differences	(6,674)	(1,730)
Acquisition of business (note 3)		316,908
Additions	40,478	53,772
Disposals / Consumptions	(87)	(32)
Transfers	478	(5,357)
Depreciation charge	(119,216)	(113,539)
Intangible assets and goodwill, ending balance	1,012,524	1,092,579
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,817,081	1,458,729
Intangible assets and goodwill, ending balance	1,901,185	1,817,081
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(724,502)	(616,172)
Intangible assets and goodwill, ending balance	(888,661)	(724,502)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	60,909	51,459
Effect of inflation adjustment	4,966
Translation differences	(6,674)	(1,730)
Acquisition of business (note 3)		2,731
Additions	27,594	35,867
Disposals / Consumptions	(87)	(32)
Transfers	480	(512)
Depreciation charge	(15,427)	(26,874)
Intangible assets and goodwill, ending balance	71,761	60,909
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	249,379	215,662
Intangible assets and goodwill, ending balance	320,600	249,379
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(188,470)	(164,203)
Intangible assets and goodwill, ending balance	(248,839)	(188,470)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	94,337	96,507
Effect of inflation adjustment	0
Translation differences	0	0
Acquisition of business (note 3)		0
Additions	10,243	8,076
Disposals / Consumptions	0	0
Transfers	(10,237)	5,185
Depreciation charge	(18,055)	(15,431)
Intangible assets and goodwill, ending balance	76,288	94,337
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	216,196	202,931
Intangible assets and goodwill, ending balance	216,203	216,196
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(121,859)	(106,424)
Intangible assets and goodwill, ending balance	(139,915)	(121,859)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	10,333	5,689
Effect of inflation adjustment	0
Translation differences	0	0
Acquisition of business (note 3)		0
Additions	2,641	9,829
Disposals / Consumptions	0	0
Transfers	10,235	(5,185)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	23,209	10,333
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	10,333	5,689
Intangible assets and goodwill, ending balance	23,209	10,333
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	264,693	25,552
Effect of inflation adjustment	0
Translation differences	0	0
Acquisition of business (note 3)		314,177
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	(4,845)
Depreciation charge	(85,734)	(70,191)
Intangible assets and goodwill, ending balance	178,959	264,693
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	604,931	298,475
Intangible assets and goodwill, ending balance	604,931	604,931
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(340,238)	(272,923)
Intangible assets and goodwill, ending balance	(425,972)	(340,238)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	1,043
Effect of inflation adjustment	0
Translation differences	0	0
Acquisition of business (note 3)		0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	0
Depreciation charge	0	(1,043)
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,665
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(72,622)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Effect of inflation adjustment	0
Translation differences	0	0
Acquisition of business (note 3)		0
Additions	0	0
Disposals / Consumptions	0	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0